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August 30, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
       ML of New York Investor Life - Registration No. 33-51794
       ML of New York Investor Life Plus - Registration No. 33-51702 ML of New York Estate Investor I - Registration No. 33-61672 ML of New York Estate Investor II - Registration No. 33-61670

Commissioners:

ML Life Insurance Company of New York (the "Company"), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2006, for the following underlying mutual funds ("Funds") in which Registrant invests:

SEMI-ANNUAL REPORT FILINGS:

FAM SERIES FUND, INC.
Mercury Balanced Capital Strategy Portfolio, SEC File No.: 811-69062 Mercury Core Bond Strategy Portfolio, SEC File No.: 811-03091
Mercury Fundamental Growth Strategy Portfolio, SEC File No.: 811-03091 Mercury Global Allocation Strategy Portfolio, SEC File No.: 811-03091 Mercury High Yield Portfolio, SEC File No.: 811-03091
Mercury Intermediate Government Bond Portfolio, SEC File No.: 811-03091 Mercury Large Cap Core Strategy Portfolio, SEC File No.: 811-03091 Mercury Money Reserve Portfolio, SEC File No.: 811-03091

FAM VARIABLE SERIES FUNDS, INC.
Mercury Basic Value V.I. Fund, SEC File No.: 811-03290
Mercury Global Allocation V.I. Fund, SEC File No.: 811-03290
Mercury Global Growth V.I. Fund, SEC File No.: 811-03290
Mercury Index 500 V.I. Fund, SEC File No.: 811-03290
Mercury International V.I. Fund, SEC File No.: 811-03290
Mercury Large Cap Growth V.I. Fund, SEC File No.: 811-03290
Mercury Large Cap Value V.I. Fund, SEC File No.: 811-03290
Mercury Value Opportunities V.I. Fund, SEC File No.: 811-03290
Mercury Utilities and Telecommunications V.I. Fund, SEC File No.: 811-03290

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AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund, SEC File No.: 811-07452
AIM V.I. Core Equity Fund, SEC File No.: 811-07452

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
Large Cap Growth Portfolio, SEC File No.: 811-05398

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth Series, SEC File No.: 811-08326

MLIG VARIABLE INSURANCE TRUST
Roszel/Delaware Trend Portfolio, SEC File No.: 811-21038
Roszel/CCM Capital Appreciation Portfolio, SEC File No.: 811-21038

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                     ML Life Insurance Company of New York
                            1300 Merrill Lynch Drive
                              Pennington, NJ 08534
                    Home Office: 222 Broadway, New York, NY